Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Troubled Debt Restructurings of Financing Receivables (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2023 JPY (¥)
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	¥ 18,487
Post-modification outstanding recorded investment	16,678
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	7,977
Post-modification outstanding recorded investment	6,171
Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	10
Post-modification outstanding recorded investment	4
Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	1,536
Post-modification outstanding recorded investment	1,312
Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	6,431
Post-modification outstanding recorded investment	4,855
Corporate borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	10,510
Post-modification outstanding recorded investment	10,507
Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	231
Post-modification outstanding recorded investment	230
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	10,279
Post-modification outstanding recorded investment	¥ 10,277